PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property And Equipment
Schedule of property and equipment

	Buses Available for Lease (a)	Office Equipment	Right-of-Use Asset	Vehicles	Land (b)	Plant and Equipment	Total
	$	$	$	$	$	$	$
Cost
At December 31, 2020	2,924	794	591	350	—	70	4,729
Additions	3,522	1,109	27	—	1,760	3,922	10,340
Disposals	(2,350)	—	—	—	—	—	(2,350)
Foreign exchange	19	3	2	1	—	—	25
At December 31, 2021	4,115	1,906	620	351	1,760	3,992	12,744
Additions	399	2,123	2,242	—	—	8,791	13,555
Disposals	(285)	(6)	—	—	—	—	(291)
Foreign exchange	(79)	(295)	(161)	(22)	—	—	(557)

At December 31, 2022	4,150	3,728	2,701	329	1,760	12,783	25,451

Accumulated Amortization
At December 31, 2020	791	267	312	192	—	—	1,562
Disposals	(319)	—	—	—	—	—	(319)
Depreciation	369	66	193	42	—	—	670
Foreign exchange	(2)	—	(1)	—	—	—	(3)
At December 31, 2021	839	333	504	234	—	—	1,910
Disposals	(22)	(1)	—	—	—	—	(23)
Depreciation	394	88	403	30	—	—	915
Foreign exchange	123	(25)	(46)	(16)	—	—	36

At December 31, 2022	1,334	395	861	248	—	—	2,838

Carrying Value
December 31, 2021	3,276	1,573	116	117	1,760	3,992	10,834
December 31, 2022	2,816	3,333	1,840	81	1,760	12,783	22,613